Bank Borrowings	6 Months Ended
Jun. 30, 2026
Bank Borrowings [Abstract]
Bank Borrowings

15. Bank Borrowings

As of June 30, 2026 and December 31, 2025, bank borrowings consisted of the following:

				Outstanding
				principal amount
				as of
Bank facility Provider	Nature of banking facility	Tenor	Amount of banking facility	June 30, 2026	December 31, 2025
				(Unaudited)	(Audited)
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,463,147)	$405,352	$960,135
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,277,625)	3,066,446	3,200,106
				3,471,798	4,160,241
Less: non-current portion				(2,844,813)	(2,986,935)
Bank borrowings, current				$626,985	$1,173,306

These bank borrowings were primarily obtained for general working capital.

SCB banking facility

Under the banking facility letter dated May 5, 2020 and subsequent amendments made on October 21, 2021, Shanghai Commercial Bank Limited (“SCB”), a bank in Hong Kong, extended a banking facility to Top Win Hong Kong and Top Pride International Ltd. (“Top Pride”). Top Pride was a related party of the Company up to October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. The facility comprises:

(i)	trade financing of HK$35,000,000 (approximately $4,463,147) or an equivalent amount in other currencies shared between the Group and Top Pride and at an interest rate of 2% p.a. over 1-month HIBOR for Hong Kong Dollars, 2% p.a. over the applicable Benchmark for U.S. Dollars, Euros, and Swiss Francs, and 2% p.a. over 1-month SIBOR for Singapore Dollars, with a minimum interest rate at 3.75% p.a. for U.S. Dollars, Euros, and Swiss Francs, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the unaudited condensed consolidated balance sheets since they are scheduled to mature within one year;

(ii)	instalment loan of HK$33,545,132 (approximately $4,277,625) to the Group at an interest rate of 2% p.a. over 1, 2, or 3-month HIBOR, to be repaid in full by March 27, 2037 in monthly installments. Among the outstanding principal of $3,066,446, $221,633 is repayable within one year by installments and is classified as current liability, whilst the remaining portion of $2,844,813 is long-term obligation and is reclassified as long-term liability on the unaudited condensed consolidated balance sheets.

The securities provided under the SCB banking facility include (i) a pledge of the property located at 33/F, Sunshine Plaza, 353 Lockhart Road, Hong Kong, which is owned by New Harvest Investment Holding Limited (“New Harvest”), a company controlled by Mr. Sit Hon; (ii) a personal guarantee given by Mr. Sit Hon in the amount of HK$96,100,000 (approximately $12,254,527). No other significant covenants are identified in the SCB banking facility.

On June 25, 2025, SCB amended certain security terms of its banking facility. The amendment added a new security term: a personal guarantee provided by Mr. Ngai Kwan in the amount of HK$89,240,000 (approximately $11,379,750). In addition, the personal guarantee by Mr. Sit Hon was revised from HK$96,100,000 (approximately $12,254,527) to HK$95,600,000 (approximately $12,190,768).

Subsequently on July 6, 2026, SCB further amended certain security terms of its banking facility. The updated facility is now provided solely to Top Win Hong Kong, with the previous facility extended to Top Pride having been discontinued. Key revisions include: (i) the trade financing limit was reduced from HK$35,000,000 (approximately $4,463,147) to HK$30,000,000 (approximately $3,825,555); (ii) the personal guarantee provided by Mr. Ngai Kwan was decreased from HK$89,240,000 (approximately $11,379,750) to HK$70,000,000 (approximately $8,926,294); and (iii) the personal guarantee provided by Mr. Sit Hon was similarly adjusted from HK$95,600,000 (approximately $12,190,768) to HK$70,000,000 (approximately $8,926,294).

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

As of June 30, 2026 and December 31, 2025, the Company utilized revolving trade financing in the amounts of $405,352 and $960,135, respectively, and installment loan totaling $3,066,446 and $3,200,106 under the SCB banking facility. As of June 30, 2026 and December 31, 2025, Top Pride did not utilize the shared banking facility extended by SCB.

For the six months ended June 30, 2026, 2025 and 2024, the weighted average annual interest rates for the bank loans were approximately 4.67%, 4.52% and 6.47%, respectively. Bank borrowing interest expenses for the six months ended June 30, 2026, 2025 and 2024, were $89,081, $117,354 and $144,234, respectively.

The table below summarizes the remaining contractual maturities of the bank borrowings as of June 30, 2026. The bank borrowings are categorized by the years in which repayments are due:

During the years ended June 30,
2027	$773,742
2028	368,390
2029	368,390
2030	368,390
2031 and after	2,486,635
Total repayments of bank loans	4,365,547
Less: imputed interest	(893,749)
Balance recognized as at June 30, 2026	$3,471,798

As of the date of this Form 6-K, a total of $496,568 of the bank loans have been repaid.